Leases - Schedule of operating lease maturities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 69.0
2024	46.7
2025	17.0
2026	5.0
2027	1.4
Thereafter	1.8
Total	140.9
Interest	(3.7)
Present value of lease liabilities	$ 137.2	$ 180.9